VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment:
Vessels and equipment	$ 3,638,048	$ 2,431,136	$ 2,438,720
Accumulated amortization	366,669	354,077	284,889
Depreciation and amortization expense	93,415	76,522
Drydocking
Property and equipment:
Vessels and equipment	133,300	37,400
Accumulated amortization	26,000	24,300
Vessels and equipment
Property and equipment:
Depreciation and amortization expense	93,400	76,500	$ 73,000
Vessels (excluding converted FSRUs and FLNG)
Property and equipment:
Amounts pledged as collateral	3,244,300	2,032,700
Office equipment
Property and equipment:
Vessels and equipment	$ 5,700	$ 3,900